COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2012 were as follows:

Twelve-month period ending December 31,

2013	$574,689
2014	$326,554
2015	$105,004
2016	$28,637
2017	$28,637
Over 5 years	$88,299
$1,151,820

Property, Plant and Equipment [Member]
Long-term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2013	$16,544,896
2014	$2,616,328
2015	$1,237,375
2016	$17,061
Total	$20,415,660

Schedule of Purchase Commitments
Purchase commitments

	At December 31,
	2010	2011	2012
	$	$	$
Commitments to purchase
property, plant and equipment (1)	7,018,226	51,095,125	20,415,660
Commitments to purchase
silicon raw materials(2)	6,070,617	1,314,053,548	899,304,092
	13,088,843	1,365,148,673	919,719,752

Schedule of Long-Term Supply Agreements

Based on the prevailing market as of December 31, 2012, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2013	$196,328,195
2014	$233,710,127
2015	$234,632,885
2016	$234,632,885
Total	$899,304,092